DEFERRED CHARGES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Book Value at January	$ 5,742	$ 12,785	$ 6,831
Additions, Financing Costs	564	622	9,778
Amortization On Deferred Charges	(1,781)	(2,948)	(2,368)
Write-offs, Financing Costs	(3,952)	(4,647)	(1,360)
Transfer to Vessels Under Construction, Financing Costs		(70)	(96)
Net Book Value at December	573	5,742	12,785
Current, Financing Costs	573	5,742	12,785
Net Book Value at January	0	255	0
Additions, Other Costs	0	80	255
Amortization, Other Costs	0	0	0
Write Offs, Other Costs	0	(335)	0
Transfer to Vessels Under Construction, Other Costs		0	0
Net Book Value at December	0	0	255
Current, Other Costs	0	0	255
Net Book Value at January	5,742	13,040	6,831
Additions	564	702	10,033
Amortization	(1,781)	(2,948)	(2,368)
Write Offs	(3,952)	(4,982)	(1,360)
Transfer to Vessels Under Construction		(70)	(96)
Net Book Value at December	573	5,742	13,040
Current, Total Deferred Charges, Net	$ 573	$ 5,742	$ 13,040